SEGMENT REPORTING	12 Months Ended
Apr. 01, 2012
SEGMENT REPORTING
18.	SEGMENT REPORTING

Our reportable segments are those that are based on our methods of internal reporting and management structure. We manage operations by restaurant concept.

Revenues for each of the segments consist of restaurant sales. Franchise revenues, while generated from Benihana franchises, have not been allocated to the Benihana teppanyaki segment. Franchise revenues are reflected as corporate revenues.

The table below presents information about reportable segments for fiscal years 2012, 2011 and 2010 (in thousands):

	Fiscal Year Ended
	April 1, 2012 (53 weeks)
	Teppanyaki	RA Sushi	Haru	Corporate	Consolidated

Revenues	$236,917	$80,907	$32,550	$1,703	$352,077
Depreciation and amortization	14,037	3,642	1,979	280	19,938
Impairment charges	2,600	-	25	-	2,625
Income (loss) from operations	22,591	7,694	2,820	(28,573)	4,532
Capital expenditures	8,973	746	221	182	10,122
Goodwill	-	-	6,896	-	6,896
Total assets	142,001	27,616	19,956	39,850	229,423

	Fiscal Year Ended
	March 27, 2011 (52 weeks)
	Teppanyaki	RA Sushi	Haru	Corporate	Consolidated

Revenues	$216,819	$76,544	$32,558	$1,719	$327,640
Depreciation and amortization	14,004	3,658	1,970	1,970	21,602
Income (loss) from operations	21,375	6,581	3,206	(29,129)	2,033
Capital expenditures, net of	5,620	1,432	724	277	8,053
Goodwill	-	-	6,896	-	6,896
Total assets	131,135	30,101	21,545	38,101	220,882

	Fiscal Year Ended
	March 28, 2010 (52 weeks)
	Teppanyaki	RA Sushi	Haru	Corporate	Consolidated

Revenues	$205,638	$73,484	$32,675	$1,727	$313,524
Depreciation and amortization	13,600	3,444	2,079	962	20,085
Impairment charges	11,796	256	295	-	12,347
Income (loss) from operations	1,207	3,676	3,664	(16,285)	(7,738)
Capital expenditures, net of insurance proceeds	12,033	332	4,635	-	17,000
Goodwill	-	-	6,896	-	6,896
Total assets	157,522	32,249	22,782	21,537	234,090